RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2015
Related Party Transactions [Abstract]
Schedule Of Amounts Due From Related Parties [Table Text Block]
(2)	Due from related parties

	September 30,
	2014	2015
	RMB	RMB
Henan Agriculture University(note (i))	1,000	-
NeijiangAgriculture Institute(note (ii))	191	-
Beijing Shihui Agriculture Ltd.(note (iii))	1,507	-

	2,698	-

Note (i):
The balance as of September 30, 2014 represented the advance from Origin to SK Wu Research Institute (through Henan Agriculture University) for its research operation, which is jointly sponsored by the provincial government of Henan Province and Origin.

Note (ii):	The balance as of September 30, 2014 represented the advance from Denong to Neijiang Agriculture Institute for its research operation.

Note (iii):	The balance as of September 30, 2014 represented the advance to Beijing Shihui Agriculture Ltd. for providing the network maintenance and software development services for the Company.

Schedule Of Amounts Due To Related Parties [Table Text Block]
(3)	Due to related parties

	September 30,
	2014	2015
	RMB	RMB

Henan Agriculture University	-	1,000
Beijing Shihui Agriculture Ltd. (note (i))	-	29,703
Xinjiang Ginbo Seeds Center(note (ii))	10,054	10,054
Companies controlled by the Company’s directors	1,461	1,511
Ex-shareholders of State Harvest	196	16

	11,711	42,284

Note (i):	The balance as of September 30, 2015 represented the advance from Beijing Shihui Agriculture Ltd for its seed sales.

Note (ii):
The balance as of September 30, 2014 and 2015 represented the advance from Xinjiang Ginbo Seeds Center. Xinjiang Origin, the subsidiary of the Company, has received a cash advance of RMB10,000 from Xinjiang Ginbo Seeds Center during the year ended September 30, 2014, which is unsecured, interest-free and repayable on demand.

Schedule of Related Party Transactions [Table Text Block]
(4)	Transactions with related parties

(a)	Sales to

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Beijing Shihui Agriculture Ltd.	-	-	40,586

(b)	Technology usage fees charged by

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Liyu	14,665	4,838	-
Neijiang Agriculture Institute	-	500	-

	14,665	5,338	-

The above amounts related to technology usage fees paid to certain related party research centers forthe exclusive right to use certain seed technologies.

(c)	Dividend received from

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Liyu	2,700	3,000	-

(d)	Intangible assets acquired from

	Year ended
	September 30,
	2013	2014	2015
	RMB	RMB	RMB

Beijing Shihui Agriculture Ltd.	-	-	1,968